PROPERTY AND EQUIPEMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE Of PROPERTY AND EQUIPEMENT, NET
	December 31,
	2022	2021
	In U.S. dollars in thousands
Computers
Cost	3	3
Accumulated depreciation*	(1)	(1)
Balance, Net	2	2